Consolidated Statement of Changes in Shareholders' Equity (FY) - USD ($) $ in Thousands	Total	No Par, Common Stock	Retained Earnings (Accumulated deficit)	Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period at Dec. 31, 2019	$ 42,725	$ 91,816	$ (49,580)	$ 489
Balance at beginning of period (in shares) at Dec. 31, 2019		9,592,861
Net income (loss)	595		595
Repurchase of common stock	(36)	$ (36)
Repurchase of common stock (in shares)		(11,586)
Stock-based compensation expense	706	$ 706
Stock-based compensation expense, Shares		100,453
Other comprehensive income (loss)	423			423
Balance at ending of period at Dec. 31, 2020	44,413	$ 92,486	(48,985)	912
Balance at ending of period (in shares) at Dec. 31, 2020		9,681,728
Net income (loss)	(1,094)		(1,094)
Repurchase of common stock	(12)	$ (12)
Repurchase of common stock (in shares)		(3,886)
Stock-based compensation expense	218	$ 218
Stock-based compensation expense, Shares		29,975
Other comprehensive income (loss)	(3,022)			(3,022)
Balance at ending of period at Dec. 31, 2021	40,503	$ 92,692	(50,079)	(2,110)
Balance at ending of period (in shares) at Dec. 31, 2021		9,707,817
Net income (loss)	(2,870)		(2,870)
Stock-based compensation expense	38	$ 38
Other comprehensive income (loss)	(7,287)			(7,287)
Balance at ending of period at Mar. 31, 2022	30,384	$ 92,730	(52,949)	(9,397)
Balance at ending of period (in shares) at Mar. 31, 2022		9,707,817
Balance at beginning of period at Dec. 31, 2021	40,503	$ 92,692	(50,079)	(2,110)
Balance at beginning of period (in shares) at Dec. 31, 2021		9,707,817
Net income (loss)	(10,681)		(10,681)
Repurchase of common stock	10	$ 10
Repurchase of common stock (in shares)		(1,968)
Issuance of common stock private placement	5,000	$ 5,000
Issuance of common stock private placement (in shares)		2,500,000
Stock-based compensation expense	211	$ 211
Stock-based compensation expense, Shares		10,000
Other comprehensive income (loss)	(16,093)			(16,093)
Balance at ending of period at Dec. 31, 2022	18,950	$ 97,913	(60,760)	(18,203)
Balance at ending of period (in shares) at Dec. 31, 2022		12,215,849
Net income (loss)	1,001		1,001
Stock-based compensation expense	55	$ 55
Other comprehensive income (loss)	2,286			2,286
Balance at ending of period at Mar. 31, 2023	$ 22,292	$ 97,968	$ (59,759)	$ (15,917)
Balance at ending of period (in shares) at Mar. 31, 2023		12,215,849